Financial Instruments and Risk Management (Details Textual) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other receivables - Note 6	17,332	12,575
Credit Concentration Risk [Member]
Other receivables - Note 6	12,223